Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings (loss) per share
Schedule of information about reconciliation of the weighted average number of shares
		2024	2023	2022
Weighted average number of shares used for basic earnings (loss) per share		3,167,006,396	3,303,766,512	3,483,633,816
Potential shares to be issued for ILT incentive plan		6,369,161	6,352,583	6,319,989
Potential shares to be issued for Sustainability-linked bond		56,975,836	17,014,702
Weighted average number of shares used for diluted earnings (loss) per share		3,230,351,393	3,327,133,797	3,489,953,805
Eni’s profit (loss)	(€ million)	2,624	4,771	13,887
Remuneration of subordinated perpetual bonds net of tax effect	(€ million)	(132)	(109)	(109)
Eni’s profit (loss) for basic earnings (loss) per share	(€ million)	2,492	4,662	13,778
Remuneration of Sustainability-linked bond net of tax effect	(€ million)	31	9
Eni’s profit (loss) for basic diluted earnings (loss) per share	(€ million)	2,523	4,671	13,778
Basic earnings (loss) per share	(€ per share)	0.79	1.41	3.96
Diluted earnings (loss) per share	(€ per share)	0.78	1.40	3.95